Financial instruments per category - Reconciliation of liabilities (Details) - Knilo HoldCo AB (Successor Parent) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities at beginning of the period	$ 9,435	$ 8,379	$ 66,111
Cash flows	(2,683)	(2,908)	(66,160)
Non cash-flow:
New leases	19,568	2,824	6,699
Foreign exchange adjustments	469	(350)	31
Other	0	1,490	1,698
Liabilities at end of the period	26,789	9,435	8,379
Current Interest bearing liabilities (excluding current lease liabilities)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities at beginning of the period	0	0	0
Non cash-flow:
Other			0
Liabilities at end of the period	0	0	0
Current lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities at beginning of the period	2,113	2,952	2,146
Cash flows	(2,683)	(2,908)	(2,845)
Non cash-flow:
New leases	2,541	438	1,379
Foreign exchange adjustments	70	(78)	(133)
Other	1,983	1,709	2,405
Liabilities at end of the period	4,024	2,113	2,952
Non-current Interest bearing liabilities (excluding Non-current lease liabilities)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities at beginning of the period	0	0	61,675
Cash flows		0	(63,315)
Non cash-flow:
Foreign exchange adjustments	0	0	(58)
Other	0	0	1,698
Liabilities at end of the period	0	0	0
Non- current lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities at beginning of the period	7,322	5,427	2,290
Non cash-flow:
New leases	17,027	2,386	5,320
Foreign exchange adjustments	399	(272)	222
Other	(1,983)	(219)	(2,405)
Liabilities at end of the period	$ 22,765	$ 7,322	$ 5,427